INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of intangible assets

	2016	2017
	RMB	RMB
Computer software	30,521	31,958
Acquired technology	24,272	60,251
Trade names	35,600	95,783
Customer relationships	12,270	12,270
Acquired training and other licenses	3,101	4,151
Less: Accumulated amortization	(32,144)	(42,389)

Net book value	73,620	162,024